UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Pharo Management LLC
Address:       1370 Avenue of the Americas, Suite 2603
               New York, New York 10019

Form 13F File Number:28-13630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeff Hanlon
Title:         Chief Financial Officer
Phone:         (212) 641-8686

Signature, Place, and Date of Signing:

 /s/ Jeff Hanlon                New York, New York                  12/15/09
-----------------               ------------------                 ---------
  [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                           TITLE                       VALUE     SHRS OR    SH/  PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER             OF CLASS         CUSIP      (x$1000)  PRN AMT    PRN  CALL DISCRETION  MANAGER     SOLE     SHARED   NONE
-----------------------------------------   ----------------------------------------------------------------------------------------
EMERGENT BIOSOLUTIONS INC  COM              29089Q105       259       1,319     SH        OTHER     01,02,03     1,319
PETROCHINA CO LTD          SPONSORED ADR    71646E100     4,010      32,000     SH        OTHER     01,02,03    32,000

                                           2             4,269


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               3
Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:          4,269
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number    CIK Number    Name
01       28-13631                0001478023    Pharo Management UK LLP
02       28-13633                0001478033    Pharo Advisors UK Ltd.
03       28-13632                0001478100    Pharo GlobalAdvisors Ltd.



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